Segment information	12 Months Ended
Dec. 31, 2014
Segment information
Segment information

28.Segment information

The Group operates in a single business segment that includes the design, development, and manufacture of PV products. The following table summarizes the Group’s net revenues generated from different geographic locations:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
China	3,086,589	3,001,498	3,741,732
Outside China:
Germany	1,265,827	660,589	202,315
Japan	436,443	1,596,703	3,852,572
Rest of the world	1,930,206	1,923,999	3,498,904
Total outside China	3,632,476	4,181,291	7,553,791
Total net revenue	6,719,065	7,182,789	11,295,523

The Group’s long-lived fixed assets are all located in China.